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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2015

Item 1. Schedule of Investments.

Portfolio of Investments

Active Portfolios® Multi-Manager Growth Fund

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.0%
CONSUMER DISCRETIONARY 14.1%
Automobiles 1.7%
Tesla Motors, Inc. (a)	141,838	$38,049,462
Hotels, Restaurants & Leisure 0.7%
Yum! Brands, Inc.	175,114	15,774,269
Internet & Catalog Retail 6.7%
Amazon.com, Inc. (a)	223,269	96,918,840
Priceline Group, Inc. (The) (a)	45,364	52,230,749
Total		149,149,589
Specialty Retail 2.4%
Lowe’s Companies, Inc.	139,390	9,334,948
Tractor Supply Co.	488,008	43,891,440
Total		53,226,388
Textiles, Apparel & Luxury Goods 2.6%
Nike, Inc., Class B	547,570	59,148,511
TOTAL CONSUMER DISCRETIONARY		315,348,219
CONSUMER STAPLES 9.9%
Beverages 6.0%
Coca-Cola Co. (The)	487,941	19,141,925
Monster Beverage Corp. (a)	718,423	96,283,051
SABMiller PLC, ADR	334,500	17,470,935
Total		132,895,911
Food & Staples Retailing 2.0%
CVS Health Corp.	426,340	44,714,539
Food Products 1.1%
Danone SA, ADR	1,862,378	24,117,795
Household Products 0.8%
Procter & Gamble Co. (The)	240,442	18,812,182
TOTAL CONSUMER STAPLES		220,540,427
ENERGY 4.7%
Energy Equipment & Services 2.5%
FMC Technologies, Inc. (a)	924,270	38,347,962
Schlumberger Ltd.	206,788	17,823,058
Total		56,171,020

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels 2.2%
Cabot Oil & Gas Corp.	1,524,350	$48,077,999
TOTAL ENERGY		104,249,019
FINANCIALS 3.2%
Capital Markets 1.1%
Greenhill & Co., Inc.	76,513	3,162,282
SEI Investments Co.	458,956	22,502,613
Total		25,664,895
Consumer Finance 0.4%
American Express Co.	102,473	7,964,202
Diversified Financial Services 1.7%
Intercontinental Exchange, Inc.	167,450	37,443,494
TOTAL FINANCIALS		71,072,591
HEALTH CARE 23.6%
Biotechnology 12.6%
Alexion Pharmaceuticals, Inc. (a)	387,135	69,982,394
Amgen, Inc.	98,835	15,173,149
Biogen, Inc. (a)	128,280	51,817,423
Celgene Corp. (a)	431,834	49,978,308
Intercept Pharmaceuticals, Inc. (a)	145,502	35,121,273
Vertex Pharmaceuticals, Inc. (a)	480,280	59,304,974
Total		281,377,521
Health Care Equipment & Supplies 1.2%
Varian Medical Systems, Inc. (a)	194,915	16,437,182
Zimmer Biomet Holdings, Inc.	97,032	10,598,805
Total		27,035,987
Life Sciences Tools & Services 3.0%
Illumina, Inc. (a)	306,044	66,827,768
Pharmaceuticals 6.8%
Bristol-Myers Squibb Co.	968,050	64,414,047
Merck & Co., Inc.	169,346	9,640,868
Novartis AG, ADR	210,045	20,655,825
Novo Nordisk A/S, ADR	1,067,844	58,475,138
Total		153,185,878
TOTAL HEALTH CARE		528,427,154

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS 2.9%
Aerospace & Defense 1.2%
Precision Castparts Corp.	141,708	$28,323,178
Air Freight & Logistics 1.7%
Expeditors International of Washington, Inc.	430,660	19,855,579
United Parcel Service, Inc., Class B	183,838	17,815,741
Total		37,671,320
TOTAL INDUSTRIALS		65,994,498
INFORMATION TECHNOLOGY 39.0%
Communications Equipment 2.5%
Cisco Systems, Inc.	1,233,887	33,882,537
QUALCOMM, Inc.	358,300	22,440,329
Total		56,322,866
Internet Software & Services 15.3%
Alibaba Group Holding Ltd., ADR (a)	837,967	68,939,545
Baidu, Inc., ADR (a)	256,836	51,130,911
Facebook, Inc., Class A (a)	1,108,747	95,091,686
Google, Inc., Class A (a)	27,915	15,075,217
Google, Inc., Class C (a)	27,982	14,564,911
LinkedIn Corp., Class A (a)	230,505	47,629,248
MercadoLibre, Inc.	349,500	49,524,150
Total		341,955,668
IT Services 6.5%
Automatic Data Processing, Inc.	71,688	5,751,528
Cognizant Technology Solutions Corp., Class A (a)	735,042	44,903,716
Visa, Inc., Class A	1,415,346	95,040,484
Total		145,695,728
Semiconductors & Semiconductor Equipment 2.2%
Altera Corp.	40,464	2,071,757
Analog Devices, Inc.	48,388	3,105,783
ARM Holdings PLC, ADR	875,429	43,132,387
Total		48,309,927

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software 12.5%
Adobe Systems, Inc. (a)	408,930	$33,127,419
Autodesk, Inc. (a)	305,291	15,287,447
Factset Research Systems, Inc.	93,745	15,234,500
Microsoft Corp.	327,777	14,471,355
Mobileye NV (a)	736,336	39,150,985
Oracle Corp.	736,824	29,694,007
ServiceNow, Inc. (a)	542,200	40,290,882
Splunk, Inc. (a)	730,427	50,852,328
VMware, Inc., Class A (a)	471,154	40,396,744
Total		278,505,667
TOTAL INFORMATION TECHNOLOGY		870,789,856
MATERIALS 1.6%
Chemicals 1.6%
Monsanto Co.	343,440	36,607,270
TOTAL MATERIALS		36,607,270
Total Common Stocks (Cost: $1,887,798,624)		$2,213,029,034

	Shares	Value

Money Market Funds 1.5%
Columbia Short-Term Cash Fund, 0.118% (b)(c)	33,052,152	$33,052,152
Total Money Market Funds (Cost: $33,052,152)		$33,052,152
Total Investments
(Cost: $1,920,850,776) (d)		$2,246,081,186(e	)
Other Assets & Liabilities, Net		(11,124,884)
Net Assets		$2,234,956,302

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	33,227,513	370,398,178	(370,573,539)	33,052,152	13,161	33,052,152

(d)

At June 30, 2015, the cost of securities for federal income tax purposes was approximately $1,920,851,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$367,209,000
Unrealized Depreciation	(41,979,000)
Net Unrealized Appreciation	$325,230,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	315,348,219	—	—	315,348,219
Consumer Staples	220,540,427	—	—	220,540,427
Energy	104,249,019	—	—	104,249,019
Financials	71,072,591	—	—	71,072,591
Health Care	528,427,154	—	—	528,427,154
Industrials	65,994,498	—	—	65,994,498
Information Technology	870,789,856	—	—	870,789,856
Materials	36,607,270	—	—	36,607,270
Total Common Stocks	2,213,029,034	—	—	2,213,029,034
Money Market Funds	33,052,152	—	—	33,052,152
Total Investments	2,246,081,186	—	—	2,246,081,186

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Pacific/Asia Fund

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.6%
AUSTRALIA 10.3%
Amcor Ltd.	274,876	$2,904,753
Australia and New Zealand Banking Group Ltd.	75,950	1,884,863
BHP Billiton Ltd.	132,875	2,710,494
Commonwealth Bank of Australia	59,316	3,889,762
CSL Ltd.	30,232	2,015,458
Macquarie Group Ltd.	69,166	4,333,624
QBE Insurance Group Ltd.	241,661	2,544,715
Telstra Corp., Ltd.	900,206	4,260,270
Westpac Banking Corp.	102,210	2,528,883
Total		27,072,822
CHINA 16.7%
Baidu, Inc., ADR (a)	9,167	1,824,966
Bank of China Ltd., Class H	1,746,000	1,133,121
China Biologic Products, Inc. (a)	29,759	3,427,047
China Mobile Ltd.	335,000	4,285,962
Chongqing Changan Automobile Co., Ltd., Class B	465,200	1,188,009
CNOOC Ltd.	2,174,000	3,083,770
CSPC Pharmaceutical Group Ltd.	1,232,000	1,216,467
Guangdong Investment Ltd.	1,724,000	2,412,469
Haitong Securities Co., Ltd., Class H	538,400	1,420,045
Industrial & Commercial Bank of China Ltd., Class H	7,312,100	5,802,343
Luthai Textile Co., Ltd., Class B	1,011,720	1,615,818
Pax Global Technology Ltd. (a)	1,420,000	2,034,025
Ping An Insurance Group Co. of China Ltd., Class H	257,500	3,475,098
Tencent Holdings Ltd.	255,600	5,111,114
Vipshop Holdings Ltd., ADR (a)	69,588	1,548,333
WuXi PharmaTech (Cayman), Inc. ADR (a)	31,944	1,349,953
Zhuzhou CSR Times Electric Co., Ltd., Class H	425,000	3,176,893
Total		44,105,433
HONG KONG 5.2%
AIA Group Ltd.	654,600	4,280,206
Cheung Kong Property Holding Ltd. (a)	323,548	2,683,868
CK Hutchison Holdings Ltd.	323,548	4,756,796
Hong Kong Exchanges and Clearing Ltd.	30,600	1,078,178
Jardine Matheson Holdings Ltd.	14,100	799,362
Total		13,598,410
INDIA 5.9%
Asian Paints Ltd.	150,625	1,785,204
Eicher Motors Ltd.	3,756	1,153,942

Issuer	Shares	Value

Common Stocks (continued)
INDIA (CONTINUED)
HCL Technologies Ltd.	175,822	$2,539,452
HDFC Bank Ltd., ADR	55,185	3,340,348
Lupin Ltd.	57,209	1,692,984
Motherson Sumi Systems Ltd.	376,267	3,057,125
UPL Ltd.	240,098	2,016,418
Total		15,585,473
INDONESIA 1.1%
PT Bank Rakyat Indonesia Persero Tbk	2,000,400	1,548,245
PT Matahari Department Store Tbk	1,061,700	1,315,869
Total		2,864,114
JAPAN 43.3%
ABC-Mart, Inc.	36,700	2,246,130
Alps Electric Co., Ltd.	137,600	4,243,515
Aozora Bank Ltd.	762,000	2,875,037
Astellas Pharma, Inc.	226,400	3,225,259
Central Japan Railway Co.	13,800	2,490,273
CyberAgent, Inc.	44,800	2,125,334
CYBERDYNE, Inc. (a)	41,100	1,069,868
Daiichikosho Co., Ltd.	97,300	3,424,432
Daikin Industries Ltd.	35,500	2,552,037
FANUC Corp.	8,000	1,636,925
Fuji Heavy Industries Ltd.	117,400	4,316,890
Hoshizaki Electric Co., Ltd.	45,600	2,682,167
Hoya Corp.	96,200	3,852,785
Invincible Investment Corp.	2,335	1,243,941
ITOCHU Corp.	295,600	3,904,053
Kao Corp.	32,600	1,516,128
KDDI Corp.	234,600	5,661,356
Keyence Corp.	7,700	4,150,122
M3, Inc.	84,000	1,688,521
Mitsubishi UFJ Financial Group, Inc.	776,200	5,584,345
Nakanishi, Inc.	29,300	1,157,618
Nidec Corp.	31,200	2,334,940
Nihon M&A Center, Inc.	67,900	2,799,153
Nippon Telegraph & Telephone Corp.	118,400	4,287,945
Nishi-Nippon City Bank Ltd. (The)	359,000	1,034,350
Nitto Denko Corp.	24,500	2,011,998
ORIX Corp.	320,890	4,765,050
PeptiDream, Inc. (a)	38,400	1,075,074
San-A Co., Ltd.	80,800	3,575,928
Shimano, Inc.	12,800	1,746,694
Sony Corp. (a)	132,300	3,756,905
Sumitomo Chemical Co., Ltd.	273,000	1,640,295
Sumitomo Mitsui Financial Group, Inc.	66,300	2,951,623
Sysmex Corp.	36,500	2,173,849

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Tanseisha Co., Ltd.	116,300	$1,348,884
Temp Holdings Co., Ltd.	35,100	1,266,701
Tokai Tokyo Financial Holdings, Inc.	341,600	2,482,998
Tokio Marine Holdings, Inc.	71,400	2,969,462
Tokyo Gas Co., Ltd.	118,000	626,424
Toyota Motor Corp.	104,500	6,992,856
Tsuruha Holdings, Inc.	33,900	2,636,914
Total		114,124,779
MALAYSIA 0.5%
Tenaga Nasional Bhd	390,000	1,306,455
PHILIPPINES 3.5%
GT Capital Holdings, Inc.	135,115	4,089,873
Metropolitan Bank & Trust Co.	652,374	1,359,779
Robinsons Retail Holdings, Inc.	862,640	1,424,341
Universal Robina Corp.	259,220	1,114,597
Vista Land & Lifescapes, Inc.	9,216,950	1,297,820
Total		9,286,410
SINGAPORE 1.8%
DBS Group Holdings Ltd.	302,600	4,642,990
SOUTH KOREA 3.1%
Samsung Electronics Co., Ltd.	5,126	5,815,889
SK Telecom Co., Ltd.	10,562	2,363,314
Total		8,179,203
TAIWAN 4.5%
Catcher Technology Co., Ltd.	179,000	2,237,860
Gigabyte Technology Co., Ltd.	932,000	945,069
Pegatron Corp.	969,000	2,835,241
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	257,503	5,847,893
Total		11,866,063
THAILAND 0.7%
Kasikornbank PCL, Foreign Registered Shares	335,800	$1,873,044
Total Common Stocks (Cost: $195,105,110)		$254,505,196

Issuer	Shares	Value

Preferred Stocks 0.9%
SOUTH KOREA 0.9%
LG Chem Ltd.	13,787	$2,322,138
Total Preferred Stocks (Cost: $2,347,703)		$2,322,138

	Shares	Value

Exchange-Traded Funds 1.4%
JAPAN 1.4%
WisdomTree Japan Hedged Equity Fund	64,667	3,698,953
Total Exchange-Traded Funds (Cost: $3,334,996)		$3,698,953

Money Market Funds 1.1%
Columbia Short-Term Cash Fund, 0.118% (b)(c)	2,794,262	$2,794,262
Total Money Market Funds (Cost: $2,794,262)		$2,794,262
Total Investments
(Cost: $203,582,071) (d)		$263,320,549(e	)
Other Assets & Liabilities, Net		(50,171)
Net Assets		$263,270,378

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at June 30, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley & Co.	07/13/2015	55,493,000	9,046,051	56,024
		CNY	USD
Morgan Stanley & Co.	07/13/2015	21,298,460,000	1,608,038	15,445
		IDR	USD
Morgan Stanley & Co.	07/13/2015	422,170,000	6,561,548		(61,154)
		INR	USD
Morgan Stanley & Co.	07/13/2015	428,110,000	3,457,966		(40,581)
		JPY	USD
Morgan Stanley & Co.	07/13/2015	1,187,653,000	9,589,602		(115,988)
		JPY	USD
Morgan Stanley & Co.	07/13/2015	285,672,000	6,385,016	51,994
		PHP	USD
Morgan Stanley & Co.	07/13/2015	9,199,656	10,053,384,000		(202,430)
		USD	KRW
Morgan Stanley & Co.	07/13/2015	1,470,333	5,427,000		(30,554)
		USD	MYR
Morgan Stanley & Co.	07/13/2015	2,133,353	2,886,000	9,040
		USD	SGD
Morgan Stanley & Co.	07/13/2015	5,502,692	167,612,000		(72,001)
		USD	TWD
Morgan Stanley & Co.	07/13/2015	667,932	20,412,000		(6,576)
		USD	TWD
Morgan Stanley & Co.	07/13/2015	668,774	20,518,000		(3,984)
		USD	TWD
Total				132,503	(533,268)

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	943,243	33,837,570	(31,986,551)	2,794,262	1,728	2,794,262

(d)

At June 30, 2015, the cost of securities for federal income tax purposes was approximately $203,582,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$63,294,000
Unrealized Depreciation	(3,555,000)
Net Unrealized Appreciation	$59,739,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Currency Legend

CNY	China, Yuan Renminbi
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MYR	Malaysia Ringgits
PHP	Philippine Peso
SGD	Singapore Dollar
TWD	Taiwan Dollar
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	27,072,822	—	27,072,822
China	8,150,299	35,955,134	—	44,105,433
Hong Kong	—	13,598,410	—	13,598,410
India	3,340,348	12,245,125	—	15,585,473
Indonesia	—	2,864,114	—	2,864,114
Japan	—	114,124,779	—	114,124,779
Malaysia	—	1,306,455	—	1,306,455
Philippines	—	9,286,410	—	9,286,410
Singapore	—	4,642,990	—	4,642,990
South Korea	—	8,179,203	—	8,179,203
Taiwan	5,847,893	6,018,170	—	11,866,063
Thailand	—	1,873,044	—	1,873,044
Total Common Stocks	17,338,540	237,166,656	—	254,505,196
Preferred Stocks
South Korea	—	2,322,138	—	2,322,138
Exchange-Traded Funds
Japan	3,698,953	—	—	3,698,953
Money Market Funds	2,794,262	—	—	2,794,262
Total Investments	23,831,755	239,488,794	—	263,320,549
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	132,503	—	132,503
Liabilities
Forward Foreign Currency Exchange Contracts	—	(533,268)	—	(533,268)
Total	23,831,755	239,088,029	—	262,919,784

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
1,351,139	—	—	1,351,319

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Select Large Cap Growth Fund

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.3%
CONSUMER DISCRETIONARY 15.9%
Automobiles 2.4%
Tesla Motors, Inc. (a)	649,497	$174,234,065
Internet & Catalog Retail 6.7%
Amazon.com, Inc. (a)	603,348	261,907,333
Priceline Group, Inc. (The) (a)	184,975	212,974,666
Total		474,881,999
Specialty Retail 2.9%
Tractor Supply Co.	2,304,318	207,250,361
Textiles, Apparel & Luxury Goods 3.9%
Nike, Inc., Class B	2,535,720	273,908,475
TOTAL CONSUMER DISCRETIONARY		1,130,274,900
CONSUMER STAPLES 7.2%
Beverages 4.3%
Monster Beverage Corp. (a)	2,293,650	307,394,973
Food & Staples Retailing 2.9%
CVS Health Corp.	1,933,800	202,816,944
TOTAL CONSUMER STAPLES		510,211,917
ENERGY 4.3%
Energy Equipment & Services 1.2%
FMC Technologies, Inc. (a)	2,017,839	83,720,140
Oil, Gas & Consumable Fuels 3.1%
Cabot Oil & Gas Corp.	6,920,790	218,281,717
TOTAL ENERGY		302,001,857
FINANCIALS 2.0%
Diversified Financial Services 2.0%
Intercontinental Exchange, Inc.	620,160	138,673,977
TOTAL FINANCIALS		138,673,977
HEALTH CARE 28.0%
Biotechnology 17.5%
Alexion Pharmaceuticals, Inc. (a)	1,755,974	317,427,420
Biogen, Inc. (a)	604,902	244,344,114

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
Celgene Corp. (a)	2,101,472	$243,213,862
Intercept Pharmaceuticals, Inc. (a)	659,953	159,299,455
Vertex Pharmaceuticals, Inc. (a)	2,227,395	275,038,734
Total		1,239,323,585
Life Sciences Tools & Services 4.0%
Illumina, Inc. (a)	1,311,632	286,407,964
Pharmaceuticals 6.5%
Bristol-Myers Squibb Co.	4,517,593	300,600,638
Novo Nordisk A/S, ADR	2,905,440	159,101,895
Total		459,702,533
TOTAL HEALTH CARE		1,985,434,082
INDUSTRIALS 2.0%
Aerospace & Defense 2.0%
Precision Castparts Corp.	702,205	140,349,713
TOTAL INDUSTRIALS		140,349,713
INFORMATION TECHNOLOGY 37.6%
Internet Software & Services 16.8%
Alibaba Group Holding Ltd., ADR (a)	2,508,144	206,345,007
Baidu, Inc., ADR (a)	1,394,225	277,562,313
Facebook, Inc., Class A (a)	3,142,343	269,503,047
LinkedIn Corp., Class A (a)	1,064,606	219,979,538
MercadoLibre, Inc.	1,549,488	219,562,450
Total		1,192,952,355
IT Services 6.9%
Cognizant Technology Solutions Corp., Class A (a)	3,396,026	207,463,228
Visa, Inc., Class A	4,228,096	283,916,647
Total		491,379,875
Semiconductors & Semiconductor Equipment 0.8%
ARM Holdings PLC, ADR	1,158,120	57,060,572
Software 13.1%
Adobe Systems, Inc. (a)	1,822,010	147,601,030
Mobileye NV (a)	3,397,079	180,622,690
ServiceNow, Inc. (a)	2,460,061	182,807,133
Splunk, Inc. (a)	3,315,503	230,825,319
VMware, Inc., Class A (a)	2,139,400	$183,432,156
Total		925,288,328
TOTAL INFORMATION TECHNOLOGY		2,666,681,130

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 2.3%
Chemicals 2.3%
Monsanto Co.	1,549,985	165,212,901
TOTAL MATERIALS		165,212,901
Total Common Stocks (Cost: $4,764,606,460)		$7,038,840,477

	Shares	Value

Money Market Funds 0.9%
Columbia Short-Term Cash Fund, 0.118% (b)(c)	67,012,094	$67,012,094
Total Money Market Funds (Cost: $67,012,094)		$67,012,094
Total Investments
(Cost: $4,831,618,554) (d)		$7,105,852,571(e	)
Other Assets & Liabilities, Net		(16,231,421)
Net Assets		$7,089,621,150

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	116,529,953	459,348,315	(508,866,174)	67,012,094	15,003	67,012,094

(d)

At June 30, 2015, the cost of securities for federal income tax purposes was approximately $4,831,619,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$2,351,524,000
Unrealized Depreciation	(77,290,000)
Net Unrealized Appreciation	$2,274,234,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2015:

	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	1,130,274,900	—	—	1,130,274,900
Consumer Staples	510,211,917	—	—	510,211,917
Energy	302,001,857	—	—	302,001,857
Financials	138,673,977	—	—	138,673,977
Health Care	1,985,434,082	—	—	1,985,434,082
Industrials	140,349,713	—	—	140,349,713
Information Technology	2,666,681,130	—	—	2,666,681,130
Materials	165,212,901	—	—	165,212,901
Total Common Stocks	7,038,840,477	—	—	7,038,840,477
Money Market Funds	67,012,094	—	—	67,012,094
Total Investments	7,105,852,571	—	—	7,105,852,571

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	August 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	August 20, 2015

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	August 20, 2015